Restricted Cash - Additional Information (Detail)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY (¥)
Cash and Cash Equivalents [Abstract]
Restricted cash	$ 9,850,930	¥ 64,239,817	$ 4,013,565	¥ 24,943,500